IMPAIRMENT OF NON-FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
IMPAIRMENT OF NON-FINANCIAL ASSETS
Schedule of sensitivity to changes in assumptions

Changes in key assumptions	In percentage points (p.p)
Financial variables
Discount rate	+/- 0.5
Perpetuity growth rates	+/- 1.0

Operating variables
Revenues Margin	+/- 1.5